PROPERTY, PLANT & EQUIPMENT - Disclosure of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 742,619	$ 758,006
Additions	163,066
Depletion and amortization	79,123	103,469
Disposals	(1,556)	(818)
Foreign exchange translation	(810)	(3,471)
Ending balance	837,839	742,619
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,329,220	1,247,343
Additions	164,622	79,465
Changes in rehabilitation cost asset	12,087	12,906
Disposals	(13,283)	(7,023)
Foreign exchange translation	(810)	(3,471)
Transfers between categories	0	0
Ending balance	1,491,836	1,329,220
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(586,601)	(489,337)
Depletion and amortization	79,123	103,469
Disposals	11,727	6,205
Ending balance	(653,977)	(586,601)
Property acquisition costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,895
Ending balance	109,526	109,895
Property acquisition costs [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,895	111,644
Additions	0	0
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	(369)	(1,749)
Transfers between categories	0	0
Ending balance	109,526	109,895
Property acquisition costs [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,417
Ending balance	212,682	153,417
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	444,071	387,404
Additions	82,343	44,454
Changes in rehabilitation cost asset	12,087	12,906
Disposals	0	0
Foreign exchange translation	(186)	(693)
Transfers between categories	0	0
Ending balance	538,315	444,071
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(290,654)	(231,114)
Depletion and amortization	34,979	59,540
Disposals	0	0
Ending balance	(325,633)	(290,654)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	473,981
Ending balance	492,891	473,981
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	769,928	748,295
Additions	46,921	22,351
Changes in rehabilitation cost asset	0	0
Disposals	(13,283)	(7,023)
Foreign exchange translation	(255)	(1,029)
Transfers between categories	17,944	7,334
Ending balance	821,255	769,928
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(295,947)	(258,223)
Depletion and amortization	44,144	43,929
Disposals	11,727	6,205
Ending balance	(328,364)	(295,947)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,326
Ending balance	22,740	5,326
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,326	0
Additions	35,358	12,660
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	0	0
Transfers between categories	(17,944)	(7,334)
Ending balance	22,740	5,326
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	$ 0	$ 0